Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases [Abstract]
Schedule of Company’s Lease Liabilities Under the Remaining Operating Leases	The Company’s lease liabilities under the remaining operating leases as of March 31, 2024 for the next five years is as follows:
March 31,
2024	$35,191
2025	-
Total undiscounted lease payments	35,191
Less imputed interest	(817)
Total lease liabilities	$34,374
The Company’s lease liabilities under the remaining operating leases as of June 30, 2023 for the next five years is as follows:
June 30,
2024	$40,838
2025	23,217
Total undiscounted lease payments	64,055
Less imputed interest	(1,745)
Total lease liabilities	$62,310